Supplemental guarantor information required under SEC regulations (Tables)	3 Months Ended
Jun. 30, 2019
Supplemental Guarantor Information [Line Items]
Schedule Of Condensed Income Statement [Table Text Block]
Supplemental guarantor consolidated income statement
USD million	UBS AG(standalone)[1]	UBSSwitzerland AG(standalone)[1]	Other subsidiaries[2]	Eliminationentries	UBS AG(consolidated)
For the six months ended 30 June 2019
Operating income
Interest income	4,797	2,120	2,824	(1,708)	8,034
Interest expense	(5,146)	(573)	(1,940)	1,729	(5,930)
Net interest income	(349)	1,547	885	21	2,104
Other net income from financial instruments measured at fair value through profit or loss	2,936	500	630	(195)	3,872
Credit loss (expense) / recovery	(63)	21	(8)	18	(33)
Fee and commission income	1,693	2,176	6,118	(515)	9,474
Fee and commission expense	(357)	(419)	(574)	508	(842)
Net fee and commission income	1,337[3]	1,758[3]	5,544	(7)	8,631
Other income	3,623	117	902	(4,242)	400
Total operating income	7,484	3,942	7,954	(4,405)	14,975
Operating expenses
Personnel expenses	1,724	1,000	4,309	6	7,040
General and administrative expenses	1,644	1,590	2,153	(1,357)	4,030
Depreciation and impairment of property, equipment and software	418	109	287	(52)	761
Amortization and impairment of intangible assets	3	0	31	0	33
Total operating expenses	3,789	2,698	6,780	(1,402)	11,864
Operating profit / (loss) before tax	3,695	1,244	1,174	(3,002)	3,110
Tax expense / (benefit)	172	264	316	(15)	736
Net profit / (loss)	3,523	980	858	(2,987)	2,374
Net profit / (loss) attributable to non-controlling interests	0	0	(1)	0	(1)
Net profit / (loss) attributable to shareholders	3,523	980	859	(2,987)	2,375
1 Amounts presented for UBS AG standalone and UBS Switzerland AG standalone represent IFRS standalone information. Refer to the UBS AG standalone and UBS Switzerland AG standalone financial statements under “Complementary financial information” at www.ubs.com/investors for information prepared in accordance with Swiss GAAP. 2 The column ”Other subsidiaries“ includes consolidated information for the significant sub-groups UBS Americas Holding LLC, UBS Europe SE and UBS Asset Management AG, as well as standalone information for other subsidiaries. 3 Includes the effects of the transfer in 2019 of beneficial ownership of a portion of Global Wealth Management international business booked in Switzerland from UBS Switzerland AG to UBS AG. Refer to the “UBS AG standalone financial information” section of this report for more information.

Supplemental guarantor consolidated income statement
USD million	UBS AG(standalone)[1]	UBSSwitzerland AG(standalone)[1]	Other subsidiaries[2]	Eliminationentries	UBS AG(consolidated)
For the six months ended 30 June 2018
Operating income
Interest income[3]	3,962	2,116	2,418	(1,398)	7,099
Interest expense [3]	(4,011)	(423)	(1,482)	1,421	(4,495)
Net interest income[3]	(49)	1,693	936	23	2,604
Other net income from financial instruments measured at fair value through profit or loss[3]	2,889	485	591	3	3,968
Credit loss (expense) / recovery	(12)	(19)	5	(28)	(54)
Fee and commission income	1,480	2,273	6,683	(389)	10,048
Fee and commission expense	(472)	(203)	(552)	373	(854)
Net fee and commission income	1,008	2,070	6,132	(16)	9,194
Other income	3,889	89	1,229	(4,885)	322
Total operating income	7,725	4,319	8,893	(4,903)	16,033
Operating expenses
Personnel expenses	1,937	958	4,438	0	7,332
General and administrative expenses	2,133	1,723	2,673	(1,825)	4,703
Depreciation and impairment of property, equipment and software	330	9	151	0	489
Amortization and impairment of intangible assets	1	0	31	0	33
Total operating expenses	4,401	2,689	7,292	(1,825)	12,557
Operating profit / (loss) before tax	3,324	1,629	1,601	(3,079)	3,476
Tax expense / (benefit)	289	343	152	(3)	781
Net profit / (loss)	3,035	1,287	1,449	(3,076)	2,695
Net profit / (loss) attributable to non-controlling interests	0	0	3	0	3
Net profit / (loss) attributable to shareholders	3,035	1,287	1,446	(3,076)	2,692
1 Amounts presented for UBS AG standalone and UBS Switzerland AG standalone represent IFRS standalone information. Refer to the UBS AG standalone and UBS Switzerland AG standalone financial statements under “Complementary financial information” at www.ubs.com/investors for information prepared in accordance with Swiss GAAP. 2 The column ”Other subsidiaries“ includes consolidated information for the significant sub-groups UBS Americas Holding LLC, UBS Europe SE, UBS Asset Management AG and UBS Limited, as well as standalone information for other subsidiaries. 3 Effective from the first quarter of 2019, UBS AG refined the presentation of dividend income and expense, reclassifying dividends from Interest income (expense) from financial instruments measured at fair value through profit or loss into Other net income from financial instruments measured at fair value through profit or loss. Prior-period information was restated accordingly. Refer to Note 1 for more information.

Condensed Statement Of Comprehensive Income [Table Text Block]
Supplemental guarantor consolidated statement of comprehensive income
USD million	UBS AG(standalone)[1]	UBSSwitzerland AG(standalone)[1]	Other subsidiaries[2]	Eliminationentries	UBS AG(consolidated)
For the six months ended 30 June 2019

Comprehensive income attributable to shareholders
Net profit / (loss)	3,523	980	859	(2,987)	2,375

Other comprehensive income
Other comprehensive income that may be reclassified to the income statement
Foreign currency translation, net of tax	(11)	33	14	3	39
Financial assets measured at fair value through other comprehensive income, net of tax	5	0	123	0	128
Cash flow hedges, net of tax	855	229	156	(7)	1,232
Total other comprehensive income that may be reclassified to the income statement, net of tax	848	261	293	(4)	1,398

Other comprehensive income that will not be reclassified to the income statement
Defined benefit plans, net of tax	(98)	(11)	(50)	(6)	(165)
Own credit on financial liabilities designated at fair value, net of tax	(246)				(246)
Total other comprehensive income that will not be reclassified to the income statement, net of tax	(344)	(11)	(50)	(6)	(411)

Total other comprehensive income	504	251	243	(10)	988
Total comprehensive income attributable to shareholders	4,027	1,231	1,102	(2,997)	3,363

Total comprehensive income attributable to non-controlling interests			(3)		(3)
Total comprehensive income	4,027	1,231	1,099	(2,997)	3,360
1 Amounts presented for UBS AG standalone and UBS Switzerland AG standalone represent IFRS standalone information. Refer to the UBS AG standalone and UBS Switzerland AG standalone financial statements under “Complementary financial information” at www.ubs.com/investors for information prepared in accordance with Swiss GAAP. 2 The column ”Other subsidiaries“ includes consolidated information for the significant sub-groups UBS Americas Holding LLC, UBS Europe SE and UBS Asset Management AG, as well as standalone information for other subsidiaries.

Supplemental guarantor consolidated statement of comprehensive income
USD million	UBS AG(standalone)[1]	UBSSwitzerland AG(standalone)[1]	Other subsidiaries[2]	Eliminationentries	UBS AG(consolidated)
For the six months ended 30 June 2018

Comprehensive income attributable to shareholders
Net profit / (loss)	3,035	1,287	1,446	(3,076)	2,692

Other comprehensive income
Other comprehensive income that may be reclassified to the income statement
Foreign currency translation, net of tax	(856)	(212)	(286)	810	(544)
Financial assets measured at fair value through other comprehensive income, net of tax	0	0	(71)	0	(71)
Cash flow hedges, net of tax	(596)	(32)	(17)	(3)	(648)
Total other comprehensive income that may be reclassified to the income statement, net of tax	(1,452)	(244)	(374)	807	(1,263)

Other comprehensive income that will not be reclassified to the income statement
Defined benefit plans, net of tax	291	(101)	52	(1)	240
Own credit on financial liabilities designated at fair value, net of tax	428				428
Total other comprehensive income that will not be reclassified to the income statement, net of tax	719	(101)	52	(1)	669

Total other comprehensive income	(733)	(346)	(323)	806	(595)
Total comprehensive income attributable to shareholders	2,303	941	1,123	(2,269)	2,098

Total comprehensive income attributable to non-controlling interests			0		0
Total comprehensive income	2,303	941	1,123	(2,269)	2,098
1 Amounts presented for UBS AG standalone and UBS Switzerland AG standalone represent IFRS standalone information. Refer to the UBS AG standalone and UBS Switzerland AG standalone financial statements under “Complementary financial information” at www.ubs.com/investors for information prepared in accordance with Swiss GAAP. 2 The column ”Other subsidiaries“ includes consolidated information for the significant sub-groups UBS Americas Holding LLC, UBS Europe SE, UBS Asset Management AG and UBS Limited, as well as standalone information for other subsidiaries.

Schedule Of Condensed Balance Sheet [Table Text Block]
Supplemental guarantor consolidated balance sheet
USD million	UBS AG(standalone)[1]	UBSSwitzerland AG(standalone)[1]	Other subsidiaries[2]	Eliminationentries	UBS AG(consolidated)
As of 30 June 2019
Assets
Cash and balances at central banks	40,351	49,707	11,399		101,457
Loans and advances to banks	30,526	7,777	20,296	(45,917)	12,682
Receivables from securities financing transactions	66,916	34,517	46,625	(55,140)	92,919
Cash collateral receivables on derivative instruments	23,618	903	12,013	(12,759)	23,774
Loans and advances to customers	91,944	190,931	61,891	(20,477)	324,288
Other financial assets measured at amortized cost	5,419	8,075	11,840	(3,108)	22,225
Total financial assets measured at amortized cost	258,774	291,909	164,063	(137,402)	577,345
Financial assets at fair value held for trading	106,564	102	16,059	(2,493)	120,232
of which: assets pledged as collateral that may be sold or repledged by counterparties	47,736	0	6,050	(17,777)	36,010
Derivative financial instruments	119,534	4,752	30,817	(33,417)	121,687
Brokerage receivables	10,653		6,263	(2)	16,915
Financial assets at fair value not held for trading	62,774	7,137	44,451	(25,094)	89,269
Total financial assets measured at fair value through profit or loss	299,525	11,992	97,591	(61,005)	348,103
Financial assets measured at fair value through other comprehensive income	168		7,253		7,422
Investments in subsidiaries and associates	51,489	20	39	(50,499)	1,049
Property, equipment and software[3]	7,344	1,104	3,654	(377)	11,725
Goodwill and intangible assets	312		6,369	(56)	6,624
Deferred tax assets	503	69	8,973		9,545
Other non-financial assets	4,454	1,594	889	(104)	6,833
Total assets	622,571	306,688	288,831	(249,445)	968,645
Liabilities
Amounts due to banks	42,245	24,917	40,355	(98,022)	9,494
Payables from securities financing transactions	39,741	746	21,390	(55,079)	6,798
Cash collateral payables on derivative instruments	31,119	220	12,739	(12,629)	31,449
Customer deposits	82,837	251,392	81,242	20,111	435,582
Funding from UBS Group AG and its subsidiaries[4]	45,224				45,224
Debt issued measured at amortized cost	67,016	8,730	6	(73)	75,679
Other financial liabilities measured at amortized cost[3]	5,460	3,028	5,979	(3,539)	10,927
Total financial liabilities measured at amortized cost	313,641	289,032	161,711	(149,230)	615,153
Financial liabilities at fair value held for trading	27,482	345	6,778	(2,328)	32,277
Derivative financial instruments	119,220	4,214	31,076	(33,423)	121,087
Brokerage payables designated at fair value	25,568		11,364	(3)	36,929
Debt issued designated at fair value	66,161		1,873	(50)	67,984
Other financial liabilities designated at fair value	13,543		34,422	(13,558)	34,407
Total financial liabilities measured at fair value through profit or loss	251,973	4,558	85,514	(49,361)	292,684
Provisions	1,185	211	1,581		2,978
Other non-financial liabilities	1,521	714	3,021	45	5,301
Total liabilities	568,321	294,515	251,826	(198,547)	916,116

Equity attributable to shareholders	54,249	12,172	36,835	(50,898)	52,359
Equity attributable to non-controlling interests			170		170
Total equity	54,249	12,172	37,005	(50,898)	52,529
Total liabilities and equity	622,571	306,688	288,831	(249,445)	968,645
1 Amounts presented for UBS AG standalone and UBS Switzerland AG standalone represent IFRS standalone information. Refer to the UBS AG standalone and UBS Switzerland AG standalone financial statements under “Complementary financial information” at www.ubs.com/investors for information prepared in accordance with Swiss GAAP. 2 The column ”Other subsidiaries“ includes consolidated information for the significant sub-groups UBS Americas Holding LLC, UBS Europe SE and UBS Asset Management AG, as well as standalone information for other subsidiaries. 3 Includes the effects of the adoption of IFRS 16, Leases, as of 1 January 2019. Refer to Note 1 for more information. 4 Represents funding from UBS Group Funding (Switzerland) AG to UBS AG.

Supplemental guarantor consolidated balance sheet
USD million	UBS AG(standalone)[1]	UBSSwitzerland AG(standalone)[1]	Other subsidiaries[2]	Eliminationentries	UBS AG(consolidated)
As of 31 Dec 2018
Assets
Cash and balances at central banks	36,350	53,490	18,530		108,370
Loans and advances to banks	34,063	7,405	21,151	(45,978)	16,642
Receivables from securities financing transactions	70,028	28,637	51,617	(54,932)	95,349
Cash collateral receivables on derivative instruments	23,136	559	12,148	(12,240)	23,603
Loans and advances to customers	93,141	188,013	62,166	(21,838)	321,482
Other financial assets measured at amortized cost	4,696	8,564	11,247	(1,869)	22,637
Total financial assets measured at amortized cost	261,415	286,667	176,858	(136,857)	588,084
Financial assets at fair value held for trading	92,784	62	15,578	(3,911)	104,513
of which: assets pledged as collateral that may be sold or repledged by counterparties	49,509	0	7,326	(24,714)	32,121
Derivative financial instruments	119,590	3,834	38,760	(35,972)	126,212
Brokerage receivables	11,063		5,779	(2)	16,840
Financial assets at fair value not held for trading	50,592	7,177	41,184	(16,566)	82,387
Total financial assets measured at fair value through profit or loss	274,030	11,073	101,300	(56,451)	329,953
Financial assets measured at fair value through other comprehensive income	171		6,495		6,667
Investments in subsidiaries and associates	50,971	20	31	(49,922)	1,099
Property, equipment and software	6,546	242	1,714	(24)	8,479
Goodwill and intangible assets	308		6,395	(56)	6,647
Deferred tax assets	533	198	9,282	52	10,066
Other non-financial assets	4,623	1,659	766	14	7,062
Total assets	598,598	299,860	302,842	(243,244)	958,055
Liabilities
Amounts due to banks	36,430	24,774	44,377	(94,618)	10,962
Payables from securities financing transactions	36,840	1,167	27,297	(55,008)	10,296
Cash collateral payables on derivative instruments	28,096	35	12,894	(12,118)	28,906
Customer deposits	77,180	245,452	82,360	16,994	421,986
Funding from UBS Group AG and its subsidiaries[3]	41,202				41,202
Debt issued measured at amortized cost	82,653	8,578	587	(573)	91,245
Other financial liabilities measured at amortized cost	4,170	1,454	3,790	(1,838)	7,576
Total financial liabilities measured at amortized cost	306,571	281,460	171,305	(147,161)	612,174
Financial liabilities at fair value held for trading	23,455	493	8,829	(3,828)	28,949
Derivative financial instruments	119,131	3,510	39,107	(36,025)	125,723
Brokerage payables designated at fair value	26,559		11,875	(14)	38,420
Debt issued designated at fair value	55,378		1,670	(17)	57,031
Other financial liabilities designated at fair value	10,936		28,618	(5,959)	33,594
Total financial liabilities measured at fair value through profit or loss	235,458	4,004	90,098	(45,843)	283,717
Provisions	1,361	163	1,850	83	3,457
Other non-financial liabilities	1,676	929	3,623	47	6,275
Total liabilities	545,067	286,556	266,876	(192,875)	905,624

Equity attributable to shareholders	53,531	13,304	35,790	(50,369)	52,256
Equity attributable to non-controlling interests			176		176
Total equity	53,531	13,304	35,966	(50,369)	52,432
Total liabilities and equity	598,598	299,860	302,842	(243,244)	958,055
1 Amounts presented for UBS AG standalone and UBS Switzerland AG standalone represent IFRS standalone information. Refer to the UBS AG standalone and UBS Switzerland AG standalone financial statements under “Complementary financial information” at www.ubs.com/investors for information prepared in accordance with Swiss GAAP. 2 The column ”Other subsidiaries“ includes consolidated information for the significant sub-groups UBS Americas Holding LLC, UBS Europe SE, UBS Asset Management AG and UBS Limited, as well as standalone information for other subsidiaries. 3 Represents funding from UBS Group Funding (Switzerland) AG to UBS AG.

Schedule Of Condensed Cash Flow Statement [Table Text Block]
Supplemental guarantor consolidated statement of cash flows
USD million	UBS AG1	UBS Switzerland AG1	Other subsidiaries[1]	UBS AG (consolidated)
For the six months ended 30 June 2019
Net cash flow from / (used in) operating activities	11,822	(2,064)	(8,546)	1,213
Cash flow from / (used in) investing activities
Purchase of subsidiaries, associates and intangible assets	(5)	0	0	(5)
Disposal of subsidiaries, associates and intangible assets[2]	100	0	0	100
Purchase of property, equipment and software	(319)	(91)	(280)	(690)
Disposal of property, equipment and software	8	0	0	8
Purchase of financial assets measured at fair value through other comprehensive income	3	0	(1,760)	(1,757)
Disposal and redemption of financial assets measured at fair value through other comprehensive income	0	0	1,160	1,160
Net (purchase) / redemption of debt securities measured at amortized cost	1	596	55	653
Net cash flow from / (used in) investing activities	(212)	505	(823)	(531)
Cash flow from / (used in) financing activities
Net short-term debt issued / (repaid)	(14,244)	(3)	(1)	(14,248)
Distributions paid on UBS AG shares	(3,250)	0	0	(3,250)
Issuance of long-term debt, including debt issues designated at fair value	27,968	467	57	28,491
Repayment of long-term debt, including debt issues designated at fair value	(25,552)	(378)	(1)	(25,931)
Funding from UBS Group AG and its subsidiaries[3]	2,980	0	0	2,980
Net changes in non-controlling interests	0	0	(6)	(6)
Net activity related to group internal capital transactions and dividends	2,437	(2,055)	(382)	0
Net cash flow from / (used in) financing activities	(9,663)	(1,969)	(333)	(11,964)

Total cash flow
Cash and cash equivalents at the beginning of the period	42,895	54,757	28,201	125,853
Net cash flow from / (used in) operating, investing and financing activities	1,947	(3,528)	(9,702)	(11,283)
Effects of exchange rate differences on cash and cash equivalents	531	218	(137)	613
Cash and cash equivalents at the end of the period[4]	45,373	51,448	18,362	115,183
of which: cash and balances at central banks	40,235	49,707	11,399	101,341
of which: loans and advances to banks	3,892	1,589	6,394	11,874
of which: money market paper[5]	1,246	152	570	1,968
1 Cash flows generally represent a third-party view from a UBS AG consolidated perspective, except for Net activity related to group internal capital transactions and dividends. 2 Includes dividends received from associates. 3 Represents funding from UBS Group Funding (Switzerland) AG to UBS AG. 4 Comprises balances with an original maturity of three months or less. USD 3,161 million of cash and cash equivalents were restricted. 5 Money market paper is included in the balance sheet under Financial assets at fair value held for trading, Financial assets measured at fair value through other comprehensive income, Financial assets at fair value not held for trading, and Other financial assets measured at amortized cost.

Supplemental guarantor consolidated statement of cash flows
USD million	UBS AG2	UBS Switzerland AG2	Other subsidiaries[2]	UBS AG (consolidated)
For the six months ended 30 June 2018[1]
Net cash flow from / (used in) operating activities	6,337	7,470	2,336	16,144
Cash flow from / (used in) investing activities
Purchase of subsidiaries, associates and intangible assets	0	(5)	0	(5)
Disposal of subsidiaries, associates and intangible assets[3]	53	0	5	58
Purchase of property, equipment and software	(427)	(71)	(223)	(721)
Disposal of property, equipment and software	2	4	27	32
Purchase of financial assets measured at fair value through other comprehensive income	(133)	0	(730)	(862)
Disposal and redemption of financial assets measured at fair value through other comprehensive income	143	0	558	701
Net (purchase) / redemption of debt securities measured at amortized cost	(1,000)	502	(1,971)	(2,469)
Net cash flow from / (used in) investing activities	(1,361)	430	(2,334)	(3,265)
Cash flow from / (used in) financing activities
Net short-term debt issued / (repaid)	(6,077)	(2)	113	(5,966)
Distributions paid on UBS AG shares	(3,098)	0	0	(3,098)
Issuance of long-term debt, including debt issued designated at fair value	35,864	414	112	36,389
Repayment of long-term debt, including debt issued designated at fair value	(26,035)	(411)	(391)	(26,838)
Funding from UBS Group AG and its subsidiaries[4]	4,106	0	0	4,106
Net changes in non-controlling interests	0	0	16	16
Net activity related to group internal capital transactions and dividends	2,476	(2,372)	(104)	0
Net cash flow from / (used in) financing activities	7,236	(2,371)	(255)	4,609

Total cash flow
Cash and cash equivalents at the beginning of the period	41,570	40,961	22,256	104,787
Net cash flow from / (used in) operating, investing and financing activities	12,211	5,529	(253)	17,487
Effects of exchange rate differences on cash and cash equivalents	(320)	(1,214)	(521)	(2,054)
Cash and cash equivalents at the end of the period[5]	53,462	45,276	21,482	120,220
of which: cash and balances at central banks	47,069	43,370	12,608	103,048
of which: loans and advances to banks	3,928	1,718	8,708	14,354
of which: money market paper[6]	2,465	188	166	2,818
1 Upon adoption of IFRS 9 on 1 January 2018, cash flows from certain financial assets previously classified as available-for-sale assets have been reclassified from investing to operating activities as the assets are accounted for at fair value through profit or loss effective 1 January 2018. Refer to Note 1c of the Annual Report 2018 for more information. 2 Cash flows generally represent a third-party view from a UBS AG consolidated perspective, except for Net activity related to group internal capital transactions and dividends. 3 Includes dividends received from associates. 4 Represents funding from UBS Group Funding (Switzerland) AG to UBS AG. 5 Comprises balances with an original maturity of three months or less. USD 4,078 million of cash and cash equivalents were restricted. 6 Money market paper is included in the balance sheet under Financial assets at fair value held for trading, Financial assets measured at fair value through other comprehensive income, Financial assets at fair value not held for trading and Other financial assets measured at amortized cost.